EARNINGS PER SHARE (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions		3 Months Ended																12 Months Ended
		Jun. 30, 2015	[5]	Mar. 31, 2015	[5]	Dec. 31, 2014	[5]	Sep. 30, 2014	[5]	Jun. 30, 2014	[5]	Mar. 31, 2014	[5]	Dec. 31, 2013	[5]	Sep. 30, 2013	[5]	Jun. 30, 2015		Jun. 30, 2014		Jun. 30, 2013
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest																		$ 7,144		$ 11,785		$ 11,402
Net Income (Loss) Attributable to Noncontrolling Interest																		(108)		(142)		(90)
Net Income (Loss) Attributable to Parent, Diluted																		7,036		11,643		11,312
Dividends, Preferred Stock																		259		253		244
Net Income (Loss) Available to Common Stockholders, Basic																		$ 6,777		$ 11,390		$ 11,068
Weighted Average Number of Shares Outstanding, Basic																		2,711.7		2,719.8		2,742.9
Incremental Common Shares Attributable to Dilutive Effect of Conversion of Preferred Stock	[1]																	108.6		112.3		116.8
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements	[2]																	63.3		72.6		70.9
Weighted Average Number of Shares Outstanding, Diluted																		2,883.6		2,904.7		2,930.6
Earnings Per Share, Basic	[3],[4]																	$ 2.50		$ 4.19		$ 4.04
Earnings Per Share, Diluted		$ 0.18		$ 0.75		$ 0.82		$ 0.69		$ 0.89		$ 0.90		$ 1.18		$ 1.04		$ 2.44	[3],[4],[5]	$ 4.01	[3],[4],[5]	$ 3.86	[3],[4]
Continuing Operations [Member]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest																		$ 8,287		$ 10,658		$ 10,346
Net Income (Loss) Attributable to Noncontrolling Interest																		(98)		(120)		(92)
Net Income (Loss) Attributable to Parent, Diluted																		8,189		10,538		10,254
Dividends, Preferred Stock																		259		253		244
Net Income (Loss) Available to Common Stockholders, Basic																		$ 7,930		$ 10,285		$ 10,010
Weighted Average Number of Shares Outstanding, Basic																		2,711.7		2,719.8		2,742.9
Incremental Common Shares Attributable to Dilutive Effect of Conversion of Preferred Stock	[1]																	108.6		112.3		116.8
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements	[2]																	63.3		72.6		70.9
Weighted Average Number of Shares Outstanding, Diluted																		2,883.6		2,904.7		2,930.6
Earnings Per Share, Basic	[4]																	$ 2.92		$ 3.78		$ 3.65
Earnings Per Share, Diluted	[4]																	$ 2.84		$ 3.63		$ 3.50
Discontinued Operations [Member]
Net Income (Loss), Including Portion Attributable to Noncontrolling Interest																		$ (1,143)		$ 1,127		$ 1,056
Net Income (Loss) Attributable to Noncontrolling Interest																		(10)		(22)		2
Net Income (Loss) Attributable to Parent, Diluted																		(1,153)		1,105		1,058
Dividends, Preferred Stock																		0		0		0
Net Income (Loss) Available to Common Stockholders, Basic																		$ (1,153)		$ 1,105		$ 1,058
Weighted Average Number of Shares Outstanding, Basic																		2,711.7		2,719.8		2,742.9
Incremental Common Shares Attributable to Dilutive Effect of Conversion of Preferred Stock	[1]																	108.6		112.3		116.8
Incremental Common Shares Attributable to Dilutive Effect of Share-based Payment Arrangements	[2]																	63.3		72.6		70.9
Weighted Average Number of Shares Outstanding, Diluted																		2,883.6		2,904.7		2,930.6
Earnings Per Share, Basic	[4]																	$ (0.42)		$ 0.41		$ 0.39
Earnings Per Share, Diluted	[4]																	$ (0.40)		$ 0.38		$ 0.36

[1]	Despite being included currently in Diluted net earnings per common share, the actual conversion to common stock occurs when the preferred shares are sold. Shares may only be sold after being allocated to the ESOP participants pursuant to the repayment of the ESOP's obligations through 2035.
[2]	Approximately 8 million in 2015, 9 million in 2014 and 12 million in 2013 of the Company's outstanding stock options were not included in the Diluted net earnings per share calculation because the options were out of the money or to do so would have been antidilutive (i.e., the total proceeds upon exercise would have exceeded the market value of the underlying common shares).
[3]	Basic net earnings per common share and diluted net earnings per common share are calculated on net earnings attributable to Procter & Gamble.
[4]	Basic net earnings per common share and diluted net earnings per common share are calculated on net earnings/(loss) attributable to Procter & Gamble.
[5]	Diluted net earnings per share is calculated on earnings attributable to Procter & Gamble.